Income Taxes (Details) - Schedule of income tax expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State			2,400	800
Foreign
Total Current			2,400	800
Deferred:
Federal
State
Foreign		(86,867)	795,378	(187,055)
Total Deferred		(86,867)	$ 795,378	$ (187,055)
Total provision for income taxes		$ (86,867)